CONSOLIDATED STATEMENTS OF INCOME (LOSS) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Profit or loss [abstract]
Revenues		€ 3,540	€ 8,523	€ 3
Cost of Sales		(515)	(53)	(2)
Gross profit		3,025	8,471	1
Research and Development expenses		(22,908)	(27,675)	(22,766)
General and administrative expenses		(9,310)	(9,744)	(7,230)
Net other operating income		2,590	3,340	322
Amendment of Celdara Medical and Dartmouth College agreements		(24,341)
Write-off C-Cure and Corquest assets and derecognition of related liabilities		(1,932)
Operating Loss-EBIT		(52,876)	(25,609)	(29,672)
Financial income		933	2,204	542
Financial expenses		(4,454)	(207)	(236)
Share of Loss of investment accounted for using the equity method				252
Loss before taxes		(56,396)	(23,612)	(29,114)
Income Taxes		1	6
Loss for the year	[1]	€ (56,395)	€ (23,606)	€ (29,114)
Weighted average number of shares outstanding		9,627,601	9,313,603	8,481,583
Basic and diluted loss per share (in €)		€ (5.86)	€ (2.53)	€ (3.43)

[1]	For 2017, 2016 and 2015, the Group does not have any non-controlling interests and the losses for the year are fully attributable to owners of the parent.